Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Regulatory Assets [Line Items]
Regulatory assets	$ 1,088,178	$ 831,610
Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets		798,897
State mandated public purpose programs (including low income and conservation programs)
Regulatory Assets [Line Items]
Regulatory assets	18,693	15,239
State mandated public purpose programs (including low income and conservation programs) | Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets		15,239
Infrastructure replacement programs and similar
Regulatory Assets [Line Items]
Regulatory assets	8,533	6,545
Infrastructure replacement programs and similar | Prepaids and other current assets
Regulatory Assets [Line Items]
Regulatory assets	930
Infrastructure replacement programs and similar | Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets		6,545
Environmental compliance programs
Regulatory Assets [Line Items]
Regulatory assets	5,803	6,807
Environmental compliance programs | Prepaids and other current assets
Regulatory Assets [Line Items]
Regulatory assets	5,000	5,800
Environmental compliance programs | Deferred charges and other assets
Regulatory Assets [Line Items]
Regulatory assets	825	1,000
Environmental compliance programs | Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets		6,807
Pension tracking mechanism
Regulatory Assets [Line Items]
Regulatory assets	13,098	10,281
Pension tracking mechanism | Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets		10,281
Other Miscellaneous Regulatory Asset
Regulatory Assets [Line Items]
Regulatory assets	19,854	23,361
Other Miscellaneous Regulatory Asset | Prepaids and other current assets
Regulatory Assets [Line Items]
Regulatory assets	6,400	7,700
Other Miscellaneous Regulatory Asset | Deferred charges and other assets
Regulatory Assets [Line Items]
Regulatory assets	13,400	15,600
Other Miscellaneous Regulatory Asset | Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets		21,926
Other Miscellaneous Regulatory Asset | Southwest Gas Corporation | Prepaids and other current assets
Regulatory Assets [Line Items]
Regulatory assets		6,700
Other Miscellaneous Regulatory Asset | Southwest Gas Corporation | Deferred charges and other assets
Regulatory Assets [Line Items]
Regulatory assets		15,200
Other
Regulatory Assets [Line Items]
Regulatory assets	$ 65,981	62,233
Other | Southwest Gas Corporation
Regulatory Assets [Line Items]
Regulatory assets		$ 60,798